Other Liabilities - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) mine	Dec. 31, 2016 CAD mine	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CAD
Debt Instrument [Line Items]
Mine reclamation liability | CAD		CAD 40,000,000		CAD 39,000,000
Refundable deposits | CAD		69,000,000		38,000,000
Central Hudson
Debt Instrument [Line Items]
Remediation cost obligation	$ 73
Remediation cost obligation (years)	30 years
Central Hudson | Accounts payable and other current liabilities
Debt Instrument [Line Items]
Remediation cost obligation	$ 16
Waneta Partnership | Promissory note
Debt Instrument [Line Items]
Face value | CAD		72,000,000
Waneta discounted net present value on promissory note | CAD		CAD 59,000,000		CAD 56,000,000
TEP
Debt Instrument [Line Items]
Expected reclamation costs	61		$ 43
Mine reclamation liability	$ 25		$ 25
TEP | Coal mine reclamation
Debt Instrument [Line Items]
Number of mines | mine	3	3
ITC | Generators for transmission network upgrades
Debt Instrument [Line Items]
Refundable deposits	$ 27
Maximum | Central Hudson
Debt Instrument [Line Items]
MPG And Closing Liability, Expected Estimate	$ 169